Venerable Insurance and Annuity Company
and Separate Account EQ of Venerable Insurance and Annuity Company
The Accumulator® Series (6.0) Variable Annuity

May 1, 2026, Updating  Summary Prospectus

This summary prospectus describes  Accumulator® Series (6.0), which are group and individual deferred combination variable and fixed annuity contracts (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through Separate Account EQ of Venerable Insurance and Annuity Company (the “Separate Account”). The Accumulator® Series consists of four Contract classes: Accumulator®; Accumulator® PlusSM; Accumulator® EliteSM; and Accumulator® SelectSM. The Contracts are offered solely to owners of Accumulator® Series variable annuity contracts (“EFLIC Contracts”) issued by Equitable Financial Life Insurance Company (“EFLIC”) in connection with the Company’s assumption reinsurance of the EFLIC Contracts. This summary prospectus describes the features and benefits of the Contract applicable to existing Contract Owners – meaning EFLIC Contract owners who exchanged their EFLIC Contract for the Contract.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your contributions and Account Value to one or more available investment options, which include:

•	Subaccounts of the Separate Account, each of which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract;

•	The Guaranteed Interest Option; and

•	The Account for Special Dollar Cost Averaging (“DCA”) (accepts only contributions, if available, and applies to Accumulator® and Accumulator® EliteSM Contracts only).

The Contract is a complex investment and involves risk, including potential loss of principal. Your Account Value will vary daily to reflect the investment performance of the Subaccount(s) you select and any interest credited to your allocations to the Guaranteed Interest Option and the Account for Special DCA. See “THE ANNUITY CONTRACT” – “Available Investment Options” in the full Prospectus for more information about the Guaranteed Interest Option and the Account for Special Dollar Cost Averaging (“DCA”). The full Accumulator® Series (6.0) prospectus contains more information about the Contract, including its features, benefits, and risks. You can find the current full prospectus and other information about the Contract online at https://docs.venerable.com/#/landing?prod=92264H1005&doctype=spros. You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.  Additional general information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at https://Investor.gov.

New regulations adopted by the Securities and Exchange Commission (“SEC”) require paper copies of the shareholder reports for the Funds available through your Contract to be sent to you by mail, unless you specifically elect to receive copies of the reports from the Company electronically. To elect and consent to the electronic receipt of Fund shareholder reports and other required documents, like this summary prospectus and the full prospectus, please access your account information at Venerable.com and navigate to the “My Profile” section to manage your delivery preferences.   You may also write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

The Contract is not a short-term investment, and withdrawals from, application of Cash Value to a non-life contingent annuity payout option, or surrender of the Contract may be subject to a surrender charge, taxes, and tax penalties, if applicable. All obligations, guarantees, and benefits of the Contract are subject to the financial strength and claims paying ability of the Company.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The Contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are a complex investment and are subject to investment risks and possible loss of principal. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

SPECIAL TERMS

The following terms have special meaning and are used throughout this summary prospectus. Other special terms are generally defined in the sections where those terms appear.

Account Value

The total value of the values you have in (i) the Subaccounts; (ii) the Guaranteed Interest Option; (iii) the Account for Special DCA (applies to Accumulator® and Accumulator® EliteSM Contracts only); and (iv) the loan reserve account (applies for Rollover 403(b) Contracts only).

Annual Ratchet	An Annual Ratchet occurs when your benefit base under an optional benefit is increased to equal your Account Value on a Contract Date Anniversary.
Annuitant	The person who is the measuring life for determining the Contract Maturity Date. The Annuitant is not necessarily the Owner.
Cash Value

At any time before annuity payments begin, your Contract’s Cash Value is equal to the Account Value less: (i) the total amount or a pro rata portion of the Annual Administrative Charge, as well as any optional benefit charges; (ii) any applicable Withdrawal Charges (not applicable to Accumulator® SelectSM Contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover 403(b) Contracts only).

Contract Date	The effective date of an EFLIC Contract. Your Contract Date is shown in your Contract.
Contract Date Anniversary	The end of each 12-month period following the Contract Date. For example, if your Contract Date is May 1st, your Contract Date Anniversary is April 30th.
Credit	If you own an Accumulator® PlusSM Contract, we will add a Credit to your contributions. Credits may be recaptured upon annuitization and death.
EFLIC Contract

The Accumulator® Series variable annuity contract issued by Equitable Financial Life Insurance Company that was exchanged for the Contract described in this Prospectus of the same contract class and with the same optional benefit riders.

Fund	An underlying mutual fund in which a Subaccount invests.
Guaranteed Interest Option	Part of our general account that pays interest at guaranteed rates.
Maturity Date	Generally, the Contract Date Anniversary that follows the Annuitant’s 95th birthday.
Owner

The person who is the named Owner of the Contract and, if a natural person, the measuring life for determining Contract benefits. If the Owner is a non-natural person, the Annuitant is the measuring life for determining Contract benefits.

Subaccounts	Subaccounts of the Separate Account available for investment under the Contracts, each of which invests in a single Fund.

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no material changes to your Contract’s features or its underlying investment options since the date of your most recent full and initial summary prospectus, as subsequently supplemented.

KEY INFORMATION

Important information you should consider about the Contract:

FEES, EXPENSES, AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?

Yes. Each class of the Contract provides for different Withdrawal Charge periods and percentages:

  Accumulator® — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® Contract within 7 years following your last contribution, you will be assessed a Withdrawal Charge of up to 7% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment;

  Accumulator® PlusSM — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® PlusSM Contract within 8 years following your last contribution, you will be assessed a Withdrawal Charge of up to 8% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment;

  Accumulator® EliteSM — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® EliteSM Contract within 4 years following your last contribution, you will be assessed a Withdrawal Charge of up to 8% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment; and

  Accumulator® SelectSM — No Withdrawal Charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal Charge” in “CHARGES AND FEES” in the full Prospectus.

Are there Transaction Charges?

Yes. In addition to Withdrawal Charges, you may also be charged for other transactions (for special requests such as express mail and duplicate Contracts).

For additional information about transaction charges see “Special Service Charges” in “CHARGES AND FEES” in the full Prospectus.

FEES, EXPENSES, AND ADJUSTMENTS (continued)
Are there Ongoing Fees and Expenses?

Each class of the Contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the Contract, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)(1)	1.30%	1.71%
	Fund fees and expenses(2)	0.54%	1.38%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.25%	0.65%

(1) Expressed as an annual percentage of daily net assets in each Subaccount. The Base Contract fee consists of the Mortality and Expense Risk Charge, the Distribution Charge, and the annual $30 Administrative Charge converted into a percentage and rounded up to the nearest one-hundredth of a percent. We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year. The minimum amount above reflects the Base Contract fee for the least expensive Contract class (Accumulator®), while the maximum amount reflects the Base Contract fee for the most expensive Contract class (Accumulator® Select).

(2) Expressed as an annual percentage of daily net assets of the Funds. This range is for the year that ended December 31, 2025, and could change from year to year.

(3) Expressed as an annual percentage of the applicable benefit base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no Credits, no loans, and that you do not take withdrawals from the Contract or make any other transactions, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost $1,620	Highest Annual Cost $4,026

Assumes:

  Investment of $100,000

  5% annual appreciation

  Least expensive combination of Contract class
  and Fund fees and expenses

  No optional benefits

  No sales charges

  No additional contributions, transfers, or
  withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of Contract class (Accumulator® SelectSM), optional benefits (GMIB and Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 death benefit, and the Earnings Enhancement Benefit (“EEB”)), and Fund fees and expenses

  No sales charges

  No additional contributions, transfers, or withdrawals

	For additional information about ongoing fees and expenses see “FEES AND EXPENSES” and “CHARGES AND FEES” in the full Prospectus.

RISKS
Is there a Risk of Loss from Poor Performance?

Yes. The Contract is subject to the risk of loss. You could lose some or all of your Account Value. For additional information about the risk of loss see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Prospectus.

Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Prospectus

What are the Risks Associated with Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds). Each investment option, including the Guaranteed Interest Option, has its own unique risks. You should review the investment options available under the Contract, including the Fund prospectuses, before making an investment decision.

For additional information about the risks associated with the investment options available under the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “The Guaranteed Interest Option” in “AVAILABLE INVESTMENT OPTIONS” in the full Prospectus and “APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.”

What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to risks related to the Company. The Company is solely responsible to the Contract Owner for the Contract’s Account Value and the guaranteed benefits. The general obligations, including the Guaranteed Interest Option and any guaranteed benefits under the Contract are supported by our general account and are subject to our claims paying ability. A Contract Owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, is available upon request by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.

For additional information about insurance company risks see “About Our General Account” in “OTHER INFORMATION” in the full Prospectus.

RESTRICTIONS
Are there Limits on Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations, and transfers to any of the Subaccounts and to limit the number of Subaccounts which you may select. Such rights include, among others, combining any two or more Subaccounts, substituting Funds and transferring Account Value from any Subaccount to another Subaccount. For more information see “Addition, Deletion or Substitution of Subaccounts and Other Changes” in “VENERABLE INSURANCE AND ANNUITY COMPANY AND ITS SEPARATE ACCOUNT EQ” in the full Prospectus.

Credits under Accumulator® PlusSM Contracts may be recaptured upon annuitization and death.

There are limits on contributions and transfers into and out of the Guaranteed Interest Option and restrictions or limitations with the dollar cost averaging programs. See “OVERVIEW OF THE CONTRACT,” and “TRANSFERS AMONG YOUR INVESTMENT OPTIONS” in the full Prospectus for more information.

For more information see “Separate Account EQ” in “VENERABLE INSURANCE AND ANNUITY COMPANY AND ITS SEPARATE ACCOUNT EQ” in the full Prospectus. For additional information about the investment options, including information regarding volatility management strategies and techniques, see “THE FUNDS” and “Available Investment Options” in “THE ANNUITY CONTRACT” in the full Prospectus.

RESTRICTIONS (continued)
Are there Any Restrictions on Contract Benefits?

Yes. At any time, we have the right to limit or terminate your contributions, allocations, and transfers to any of the  Subaccounts. If you have one or more guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the Contract, you may no longer be able to fund your guaranteed benefit(s).

Withdrawals may affect the availability of an optional benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

Loans are permitted under Rollover 403(b) Contracts with employer or plan approval, subject to certain restrictions on loan amounts and other optional benefits.

For additional information about the optional benefits see “DEATH BENEFITS,” “OPTIONAL LIVING BENEFITS,” AND “OTHER BENEFITS” in the full Prospectus.

TAXES
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit to you if the Contract was purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the Contract.

For additional information about tax implications see “FEDERAL TAX CONSIDERATIONS” in the full Prospectus.

CONFLICTS OF INTEREST
How are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the Contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the Contracts” in “OTHER INFORMATION” in the full Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=92264H1005&doctype=spros. You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to  smb-usa-mailbox@venerable.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAMEINVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUALTOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve capital appreciation.	1290 VT GAMCO Mergers & Acquisitions Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: GAMCO Asset Management, Inc.	Class IB 1.29%[1]	15.91%	7.70%	5.38%
Seeks to maximize capital appreciation.	1290 VT GAMCO Small Company Value Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: GAMCO Asset Management, Inc.	Class IB 1.05%	12.82%	11.24%	10.77%
Seeks to achieve long-term capital appreciation.	1290 VT SmartBeta Equity ESG Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AXA Investment Managers US Inc.	Class IB 1.10%	13.95%	10.21%	10.74%
Seeks to achieve long-term capital appreciation.	1290 VT Socially Responsible Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: BlackRock Investment Management, LLC	Class IB 0.90%	17.23%	13.04%	13.38%

1	Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/2000 Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and BlackRock Investment Management, LLC	Class IB 0.84%	9.32%	4.40%	8.33%
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/400 Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and BlackRock Investment Management, LLC	Class IB 0.85%[1]	3.31%	7.06%	9.21%
Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	EQ/AB Short Duration Government Bond Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.77%[1]	4.17%	2.11%	1.56%
Seeks to achieve long-term growth of capital.	EQ/AB Small Cap Growth Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.92%	9.21%	3.43%	10.10%
Seeks to achieve long-term capital appreciation.	EQ/Aggressive Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.15%	12.97%	7.79%	9.47%
Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	EQ/Aggressive Growth Strategy Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.01%	12.17%	7.61%	9.04%
Seeks long-term capital appreciation and current income.	EQ/Balanced Strategy Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 0.97%	10.05%	4.68%	6.08%
Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/ClearBridge Select Equity Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: ClearBridge Investments, LLC and BlackRock Investment Management, LLC	Class IB 1.06%[1]	7.66%	8.42%	12.21%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 ® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	EQ/Common Stock Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.67%[1]	16.28%	12.50%	13.55%
Seeks to achieve a high level of current income.	EQ/Conservative Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.00%[1]	7.48%	1.74%	3.11%
Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	EQ/Conservative-Plus Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.09%	9.06%	3.38%	4.94%
Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.	EQ/Core Bond Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: SSGA Funds Management, Inc.	Class IB 0.62%[1]	6.43%	0.35%	1.70%
Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	EQ/Equity 500 Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.53%[1]	17.23%	13.79%	14.15%
Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Franklin Small Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Franklin Mutual Advisers, LLC and BlackRock Investment Management, LLC	Class IB 1.05%[1]	7.06%	6.11%	8.71%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Global Equity Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Morgan Stanley Investment Management Inc., Invesco Advisers, Inc., and BlackRock Investment Management, LLC.	Class IB 1.08%[1]	19.14%	8.33%	9.47%
Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.	EQ/Intermediate Government Bond Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: SSGA Funds Management, Inc.	Class IB 0.62%[1]	5.54%	0.30%	1.15%
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/International Core Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management, EARNEST Partners, LLC, and BlackRock Investment Management, LLC	Class IB 1.06%	26.12%	7.52%	7.48%
Seeks to achieve a total return (before expenses) that approximates the total return performance of the MSCI EAFE Index.	EQ/International Equity Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.72%[1]	31.46%	9.91%	8.07%
Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/International Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Harris Associates L.P. and BlackRock Investment Management, LLC	Class IB 1.04%	26.66%	7.75%	6.77%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve capital growth.	EQ/Janus Enterprise Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: Janus Henderson Investors US LLC	Class IB 1.04%	8.05%	7.06%	10.61%
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Core Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Capital International, Inc., GQG Partners LLC, Vaughan Nelson Investment Management, and BlackRock Investment Management, LLC	Class IB 0.88%	10.88%	12.03%	12.83%
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	EQ/Large Cap Growth Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.71%	17.74%	14.51%	17.26%
Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Growth Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Loomis, Sayles & Company, L.P., J.P. Morgan Investment Management Inc., Polen Capital Management, LLC, and BlackRock Investment Management, LLC	Class IB 0.87%	11.06%	11.64%	15.01%
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	EQ/Large Cap Value Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.74%	15.04%	10.52%	9.77%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P., Aristotle Capital Management, LLC, and Massachusetts Financial Services Company d/b/a MFS Investment Management	Class IB 0.86%	10.62%	9.69%	9.56%
Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.	EQ/Mid Cap Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.64%[1]	6.80%	8.42%	9.99%
Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Mid Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Diamond Hill Capital Management, Inc., Wellington Management Company LLP, and BlackRock Investment Management, LLC	Class IB 0.97%	4.98%	7.62%	8.20%
Seeks to achieve long-term capital appreciation and current income.	EQ/Moderate Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.08%	10.25%	4.14%	5.78%
Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	EQ/Moderate-Plus Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.11%	11.50%	5.88%	7.67%
Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	EQ/Money Market Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: Dreyfus, a division of Mellon Investment Corporation	Class IB 0.67%	3.66%	2.79%	1.73%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve high current income consistent with moderate risk to capital.	EQ/Quality Bond PLUS Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and Pacific Investment Management Company LLC	Class IB 0.82%	6.32%	-0.19%	1.31%
Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).	EQ/Small Company Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.63%	12.57%	6.16%	9.44%
Seeks to achieve long-term growth of capital.	Multimanager Technology Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P., FIAM LLC, and Wellington Management Company LLP	Class IB 1.23%[1]	25.87%	12.46%	19.41%

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

HOW TO GET MORE INFORMATION

This summary prospectus incorporates by reference the full Accumulator® Series (6.0) variable annuity Contract prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2026, as amended and supplemented. The full Accumulator® Series (6.0) variable annuity Contract prospectus can be found online at  https://docs.venerable.com/#/landing?prod=92264H1005&doctype=spros.

You can also obtain this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.

Accumulator® Series (6.0) Class/Contract Identifier: C0000245596	(6.0)